Geographic Information	12 Months Ended
Jan. 31, 2021
Segments, Geographical Areas [Abstract]
Geographic Information
10.	Geographic Information
The following table presents revenue by geographic location:

	2021	2020
	(in thousands)
United States	$27,147	$23,123
International	2,080	39

Total	$29,227	$23,162

Substantially all of the long-lived assets are located in the United States.